UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   September 30, 2001
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     10/03/01
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       71
                                        ----------------------

Form 13F Information Table Value Total:      120,187
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     3,621    69,831                      Sole           69,831
ADM                            common    39483102       547    43,479                      Sole           43,479
American Electric Power        common   025537101       245     5,666                      Sole            5,666
Agilent Technologies           common   00846U101       609    31,147                      Sole           31,147
Allegheny Energy               common    17361106       255     6,944                      Sole            6,944
Amer Home Products             common    26609107     1,608    27,605                      Sole           27,605
America OnLine                 common   02364J104       925    27,947                      Sole           27,947
Bank of America                common    60505104     4,977    85,224                      Sole           85,224
BB&T                           common    54937107     1,374    37,708                      Sole           37,708
Bell South                     common    79860102     2,713    65,296                      Sole           65,296
Boeing                         common    97023105       862    25,717                      Sole           25,717
BP PLC                         common    55622104     2,214    45,034                      Sole           45,034
Bristol Myers Squibb           common   110122108     4,095    73,708                      Sole           73,708
Chevron                        common   166751107       525     6,195                      Sole            6,195
Cisco Systems                  common   17275R102       944    77,681                      Sole           77,681
Citigroup Inc                  common   172967101     1,856    45,837                      Sole           45,837
Coca-Cola                      common   191216100     1,404    29,967                      Sole           29,967
Conoco Class A                 common   208251306       238     9,350                      Sole            9,350
Consolidated Edison            common   209115104       257     6,300                      Sole            6,300
CSX                            common   126408103       251     7,972                      Sole            7,972
Dell Computer                  common   247025109     1,044    56,625                      Sole           56,625
Dow Chemical Co                common   260543103       328    10,023                      Sole           10,023
Duke Energy                    common   264399106     1,521    40,192                      Sole           40,192
Duke Energy 8 1/4 Pfd          common   264399585     1,076    40,900                      Sole           40,900
DuPont                         common   263534109     2,232    59,493                      Sole           59,493
Eli Lilly & Co                 common   532457108       298     3,700                      Sole            3,700
Enron                          common   293561106     1,263    46,375                      Sole           46,375
Ericsson                       common   294821400       176    50,325                      Sole           50,325
Exxon- Mobil                   common   30231G102    10,775   273,478                      Sole          273,478
FDX Corp                       common   31428X106     1,223    33,275                      Sole           33,275
First Virginia Bank            common   337477103     1,036    22,629                      Sole           22,629
FleetBoston Financial          common   339030108       632    17,200                      Sole           17,200
Ford Motor                     common   345370860     1,246    71,788                      Sole           71,788
General Electric               common   369604103    12,264   329,668                      Sole          329,668
Gillette                       common   375766102       240     8,048                      Sole            8,048
Glaxo SmithKline ADR           common   37733W105       433     7,708                      Sole            7,708
Guidant                        common   401698105       832    21,600                      Sole           21,600
Heinz                          common   423074103       226     5,350                      Sole            5,350
Hershey Foods                  common   427866108       391     5,975                      Sole            5,975
Hewlett Packard                common   428236103     1,066    66,419                      Sole           66,419
Home Depot                     common   437076102     1,253    32,650                      Sole           32,650
Honeywell                      common   438516106       266    10,075                      Sole           10,075
IBM Corp                       common   459200101       434     4,734                      Sole            4,734
ITT Hartford Cap I 7.7% Pfd    Pfd      416315208       232     9,300                      Sole            9,300
Intel                          common   458140100       619    30,500                      Sole           30,500
Jefferson Pilot                common   475070108     5,678   127,657                      Sole          127,657
Johnson & Johnson              common   478160104     4,763    85,979                      Sole           85,979
Lucent Technologies            common   549463107        62    10,902                      Sole           10,902
MCI WorldCom                   common   98157D106       409    27,363                      Sole           27,363
3M                             common   604059105     1,269    12,895                      Sole           12,895
Medtronic                      common   585055106       835    19,200                      Sole           19,200
Merck                          common   589331107     2,625    39,418                      Sole           39,418
Microsoft                      common   594918104     1,554    30,461                      Sole           30,461
Norfolk Southern               common   655844108     1,787   110,870                      Sole          110,870
Pepsi                          common   713448108     4,171    85,992                      Sole           85,992
Pfizer                         common   717081103     1,666    41,535                      Sole           41,535
Philip Morris                  common   718154107       532    11,017                      Sole           11,017
Procter & Gamble               common   742718109     5,307    72,912                      Sole           72,912
Royal Dutch                    common   780257804     1,188    23,650                      Sole           23,650
S & P 500 Technology Index     common   81369Y803       426    22,150                      Sole           22,150
S&P Financial Svc Index        common   81369Y605       313    12,700                      Sole           12,700
SBC Communications             common   78387G103     3,571    75,793                      Sole           75,793
Schering- Plough               common   806605101       630    16,976                      Sole           16,976
Southern Capital 8.25% Pfd     Pfd      842542201       150    15,450                      Sole           15,450
Sprint Corp                    common   852061100       252    10,487                      Sole           10,487
SunTrust Bank                  common   867914103     2,317    34,783                      Sole           34,783
Tyco International Ltd         common   902124106     1,946    42,775                      Sole           42,775
United Techologies             common   913017109       404     8,683                      Sole            8,683
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       426    17,000                      Sole           17,000
Verizon                        common   92343V104     3,066    56,670                      Sole           56,670
Wachovia                       common   929771103     4,214   135,946                      Sole          135,946


                                                    120,187 3,135,902